Revenue - Narrative (Details) - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Benchmark | One Travel Agency
Product Information [Line Items]
Percentage of total revenues	31.00%
Revenue Benchmark | First Travel Agency
Product Information [Line Items]
Percentage of total revenues	39.00%
Revenue Benchmark | Second Travel Agency
Product Information [Line Items]
Percentage of total revenues	12.00%
Revenue Benchmark | Third Travel Agency
Product Information [Line Items]
Percentage of total revenues	11.00%
Accounts Receivable | Two Travel Agencies
Product Information [Line Items]
Percentage of total revenues		34.00%